Inventories - Additional Information (Details) - EUR (€) € in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Inventories [Abstract]
Inventories expenses recognised as during period	€ 246.7	€ 128.9	€ 328.0	€ 299.7
Inventory write-down		€ 3.7		€ 11.4
Decrease in allowance for inventory			€ 7.2
Reversal of inventory write-down	€ 1.8